Net loss per share	6 Months Ended
Jun. 30, 2025
LOSS PER SHARE
Net loss per share

Note 12 – Net loss per share

The Company computes loss per share of Class A Ordinary Shares and Class B Ordinary Shares using the two-class method. Except as voting rights as discussed in Note 11, all other rights, including the liquidation and dividend rights, of the holders of Class A Ordinary Shares and Class B Ordinary Shares are identical. As a result, the undistributed loss for each year is allocated based on the contractual participation rights of the Class A Ordinary Shares and Class B Ordinary Shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis.

The following tables set forth the computation of basic and diluted loss per share of Class A Ordinary Shares and Class B Ordinary Shares:

	For the Six Months Ended June 30, 2025
	Class A Ordinary Shares	Class B Ordinary Shares
	US$	US$
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(3,813,302)	$(805,401)
Denominator
Number of shares used in per share computation	22,634,413	4,780,575
Basic and diluted loss per share	$(0.17)	$(0.17)

	For the Six Months Ended June 30, 2024
	Class A Ordinary Shares	Class B Ordinary Shares
	US$	US$
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(2,411,140)	$(525,394)
Denominator
Number of shares used in per share computation	21,939,026	4,780,575
Basic and diluted loss per share	$(0.11)	$(0.11)

For the six months ended June 30, 2025, the Company had dilutive securities from the outstanding convertible notes and warrants that are convertible into 1,409,815 and 4,949,156 of the Company’s Class A Ordinary Shares, respectively, were not included in the computation of dilutive loss per share because the inclusion of such convertible notes and warrants would be anti-dilutive.

For the six months ended June 30, 2024, the Company had dilutive securities from the outstanding convertible notes and warrants that are convertible into 1,038,146 and 5,011,458 of the Company’s Class A Ordinary Shares, respectively, were not included in the computation of dilutive loss per share because the inclusion of such convertible notes and warrants would be anti-dilutive.

The summary of anti-dilutive instruments is as follows:

	Warrants	Convertible Notes	Total
Common Stock subject to outstanding:
For the six months ended June 30, 2025	4,949,156	1,409,815	6,358,971
For the six months ended June 30, 2024	5,011,458	1,038,146	6,049,604